Accounting principles (Policies)	9 Months Ended
Sep. 30, 2025
Accounting Principles [Abstract]
Statement of compliance	Statement of compliance
These unaudited interim condensed consolidated financial statements as of September 30, 2025 and for the three- and nine-month periods ended September 30, 2025 and 2024 have been prepared in accordance with IAS 34 “Interim Financial Reporting” as issued by the International Accounting Standards Board ("IASB") and as adopted by the European Union (EU) and should be read in conjunction with the latest Group’s annual financial statements for the years ended December 31, 2022, 2023 and 2024, prepared in accordance with the International Financial Reporting Standards ("IFRS") as issued by IASB and as adopted by the EU.
They do not include all the information required for a complete set of financial statements prepared under IFRS. They do, however, include selected notes explaining significant events and transactions in order to understand the changes in the Group’s financial position and performance since the last annual financial statements.
The accounting policies used to prepare these unaudited interim condensed financial statements are identical to those applied by the
Group as of December 31, 2024, except for:
•the texts whose application is compulsory as from January 1, 2025;
•the specific provisions of IAS 34 used in the preparation of the unaudited interim condensed consolidated financial statements.
The application of the new Amendments to IAS 21 "The Effects of Changes in Foreign Exchange Rates – Lack of Exchangeability" is
mandatory for annual reporting periods beginning on or after January 1, 2025. The Group concluded that these issued accounting pronouncements are not applicable for the periods presented.
The standards and interpretations not yet mandatory as of September 30, 2025 are the following:
•Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures – Amendments to the
Classification and Measurement of Financial Instruments, whose application is for annual reporting periods beginning on or after January 1, 2026, as approved by the EU on May 27, 2025;
•Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures – Contracts Referencing
Nature-dependent Electricity, whose application is for annual reporting periods beginning on or after January 1, 2026, as approved by the EU on June 30, 2025;
•IFRS 18 Presentation and Disclosure in Financial Statements, whose application is for annual reporting periods beginning on or after January 1, 2027 (not yet approved by the EU);
•IFRS 19 Subsidiaries without Public Accountability: Disclosures, whose application is for annual reporting periods beginning on or after January 1, 2027 (not yet approved by the EU), and
•Annual Improvements Volume 11, whose application is for annual reporting periods beginning on or after January 1, 2026, as approved by the EU on July 9, 2025.
These texts have not been early adopted. The expected impacts are not considered significant, except for IFRS 18, for which the Group has not completed its assessment to date.

Going concern	Going concern
The Group has incurred substantial operating losses since inception and expects to continue to incur significant operating losses for the foreseeable future and may never become profitable. For the nine-month period ended September 30, 2025, the Group had a net loss of -254.1 million.
Since inception, the Group has financed its operations through the issuance of ordinary shares with gross aggregate proceeds of
€1,194.7 million, of which €130 million of gross proceeds were from offerings of its ordinary shares on Euronext Paris in February
2023, €223.3 million of gross proceeds were from its offering of ordinary shares in the form of American Depository Shares ("ADS")
on the Nasdaq Global Market as well as ordinary shares in Europe (including France) and countries outside of the United States in a private placement in October 2023 and €637.5 million of gross proceeds were from the offering of our ordinary shares in the form of
ADS on the Nasdaq Global Market in July 2025 ("the Offering"), bank borrowings and structured loans for €175.0 million, reimbursements of CIR in an amount of €41.3 million, subsidies received from Bpifrance (including €21.3 million of subsidies and
€1.8 million of conditional advances) and royalty certificates in an amount of €2.9 million.
Based on the Group’s existing cash and cash equivalents of €589.7 million as of September 30, 2025, the Group expects, as of the date of issuance of these financial statements, to be able to fund its forecasted cash flow requirements into the fourth quarter of 2027, allowing it to reach 12 months of expected cash runway following the planned NDA submission for UC in the second half of 2026, assuming positive results from its Phase 3 maintenance trial. This takes into account management's assumptions of continued R&D expenditure related to the continuation of the Phase 3 clinical trials of obefazimod in UC, progression of the Phase 2b clinical trials for
CD and the initial stages of the scale up of the commercial organization as the Group prepares for a potential launch of obefazimod in
UC.
Based on the above, these financial statements have been prepared on a going concern basis.

Impact of the Ukraine/Russia Hostilities on the Group	Impact of the Ukraine/Russia Hostilities on the Group
In February 2022, Russia invaded Ukraine. The conflict has already had major implications for the global economy and the rate of inflation, particularly in relation to the supply of energy, raw materials and food products. It has also caused intense volatility on the financial markets, something that is still ongoing at the reporting date and has pushed down stock market prices around the world.
Given these developments, the Group has decided not to include Russia and Belarus in its global Phase 3 program for obefazimod in
UC. However, the global scale of this conflict cannot be predicted at this stage. The Group, therefore, cannot rule out an adverse impact of this conflict on its business, including in terms of access to raw materials, logistics, the performance of clinical studies and in relation to any future financing the Group may seek.
The long-term safety and efficacy extension of the Phase 2b maintenance trial of obefazimod in moderately to severely active UC is the Group’s only clinical trial with patients currently enrolled in Ukraine. The Phase 2b 12-month assessment was carried out in all the
Ukrainian patients before the war broke out and these patients are therefore included in the one-year maintenance results that were reported on April 6, 2022. Ukrainian patients who completed the two-year Phase 2b maintenance trial have been transitioned to the long-term safety and efficacy trial that is still on-going. The Group also has a few Ukrainian sites active in the western part of Ukraine in the ABTECT Phase 3 clinical trials. None of these sites are located in the Crimea Region of Ukraine, the so-called Donetsk
People’s Republic, or the so-called Luhansk People’s Republic. The Group continues to monitor developments in the region, but any instability as a result of the war may have material adverse impacts on these clinical sites, which could negatively impact our Phase 3 clinical trials.
Together with its contract research organizations ("CROs"), the Group is making considerable efforts to ensure the follow-up of patients who are unable to come to the study centers. Monitoring takes place through a remote monitoring system that was established and used successfully during the COVID-19 pandemic.
Use of judgments and estimates	Use of judgments and estimates
In preparing these unaudited condensed consolidated financial statements, management has made judgments and estimates that affect the application of the Group’s accounting policies and the reported amounts of assets and liabilities, income and expenses. Actual values may differ from estimated values.
The significant judgments made by management in the application of the Group’s accounting policies and the key sources of estimation uncertainty are the same as those described in the annual consolidated financial statements of the Group as of December 31,
2024 accompanying the Annual Report.
Measurement of fair values
A number of the Group’s accounting policies require the measurement of fair values, for both financial and non-financial assets and liabilities.
When measuring the fair value of an asset or a liability, the Group uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly
(i.e., prices) or indirectly (i.e., derived from prices).
•Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).
Seasonality of operations
The Group’s operations are not subject to significant seasonality.